Deferred Tax Liabilities/(Assets) (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Tax Liabilities/(Assets) [Abstract]
Schedule of Movement in Deferred Tax Liabilities/(Assets)

Movement in deferred tax liabilities/(assets) are as follows:

	March 31, 2024	March 31, 2025
	US$	US$
At beginning of financial year	31,725	(13,629)
Charged to profit or loss (Note 18)	(45,354)	(16,158)
At end of financial year	(13,629)	(29,787)